GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION - OTHER (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Huntsman | Corporate allocations
RELATED PARTY TRANSACTIONS
Selling, general and administrative expenses	$ 9	$ 27	$ 62	$ 76	$ 104	$ 90	$ 78